Annual Fund Operating Expenses - Parametric Tax-Managed Emerging Markets Fund - Institutional Class	Jun. 30, 2022
Operating Expenses:
Management Fees	0.45%
Other Expenses(1)	0.51%	[1]
Total Annual Fund Operating Expenses	0.96%

[1]	Includes interest expense of 0.01%.